Optionally Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Abstract]
Summary of Ordinary Shares to be Issued to the Holders of Optionally Convertible Promissory Notes

	Liabilities	Equity
	RMB’000	RMB’000
Initial recognition upon C-round restructuring	7,762,475	1,489,748
Interest accrued at effective interest rate	127,509	—
Exchange differences	(359,442)	—

Carrying value as of December 31, 2020	7,530,542	1,489,748